Other Assets (Schedule Of Other Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Inventory	$ 260,269,000		$ 315,532,000
Debt issuance costs	210,504,000		203,965,000
Lease incentives	162,277,000		116,061,000
Other receivables	174,841,000		75,819,000
Carrying value of investments (Note 11)	114,711,000		115,554,000
Notes receivables, net	116,197,000	[1]	135,154,000	[2]
Derivative assets (Note 12)	18,965,000		24,549,000
Other tangible fixed assets	20,845,000		21,028,000
Straight-line rents, prepaid expenses and other	85,114,000		39,430,000
Other assets	1,163,723,000		1,047,092,000
Allowance for credit losses on notes receivable	0
Notes Receivable, Provision	2,000,000		0
Notes Receivable, Writedown	$ 2,000,000		$ 0

[1]	As of December 31, 2015, we did not have an allowance for credit losses on notes receivables. We recognized a $2.0 million provision during the year ended December 31, 2015, which was used upon termination of the related leases.
[2]	As of December 31, 2014, we did not have an allowance for credit losses on notes receivables and there was no activity recorded for credit losses during the year ended December 31, 2014.